Liquidity risk (Tables)	12 Months Ended
Mar. 31, 2018
Financial Instruments [Abstract]
Cash resources held
Net cash and cash equivalents included in the statement of cash flow comprise the following amounts which are included in the statement of financial position:

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Cash and cash equivalents	308,258	375,782	877,136
Bank overdraft (note 15)	(17,720)	(19,449)	(16,374)
	290,538	356,333	860,762

The credit quality of cash and cash equivalents that are not impaired can be assessed by reference to external credit ratings, based on the Fitch rating scales, as follows:

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Cash and cash equivalents
AA	110,854	197,873	743,600
A	82,738	78,605	48,757
BBB	33,962	99,304	84,779
BB	80,704	—	—
	308,258	375,782	877,136

The carrying amounts of net cash and cash equivalents are denominated in the following currencies:

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Great Britain Pound	37,209	48,540	45,017
Brazilian Real	3,787	2,987	3,625
South African Rand	171,223	100,721	87,675
Australian Dollar	22,912	19,574	25,451
United States Dollar	48,354	178,768	698,166
Euro	4,300	4,649	(55)
Other	2,753	1,094	883
	290,538	356,333	860,762

In addition, the Group holds the following cash resources:

	March 31, 2018 R’000	March 31, 2017 R’000

Cash and cash equivalents, net of overdrafts (note 12)	290,538	356,333

Financial liability maturity analysis
The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Payable within 1 month or on demand R’000	Between 1 month and 1 year R’000	Between 1 year and 2 years R’000	Between 2 years and 5 years R’000	More than 5 years R’000

March 31, 2018
Trade payables	58,085	40,009	—	—	—
Accruals and other payables	92,318	68,646	—	—	—
Bank overdraft	17,720	—	—	—	—
Total	168,123	108,655	—	—	—

March 31, 2017
Trade payables	42,720	37,172	—	—	—
Accruals and other payables	92,353	47,610	—	—	—
Bank overdraft	19,449	—	—	—	—
Total	154,522	84,782	—	—	—